CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	2 Months Ended		3 Months Ended				7 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2022		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Operating revenues
Contract revenues	$ 124		$ 187		$ 164		$ 435		$ 457		$ 663		$ 605		$ 863
Management contract revenues	36	[1]	63	[1]	42	[1]	140	[1]	130	[1]	177	[2]	289	[2]	338	[2]
Total operating revenues	169		269		222		615		632		907		961		1,254
Operating expenses
Depreciation	(17)		(28)		(27)		(68)		(95)		(127)		(318)		(397)
Amortization of intangibles	0		(10)		0		(22)		0		0		(1)		(105)
Management contract expense	(31)		(49)		(33)		(98)		(148)		(174)	[2]	(390)	[2]	(302)	[2]
Selling, general and administrative expenses	(6)		(18)		(16)		(42)		(48)		(67)		(74)		(91)
Total operating expenses	(134)		(250)		(237)		(571)		(755)		(1,012)		(1,358)		(1,589)
Other operating items
Loss on impairment of long-lived assets	0		0		0		0		(152)		(152)		(4,087)		0
Loss on impairment of intangibles	0						0		(152)		0		(21)		0
Gain on disposals	2		1		11		1		22		47		15		0
Other operating income	0		0		0		0		3		54	[2]	9	[2]	39	[2]
Total other operating items	2		1		11		1		(127)		(51)		(4,084)		39
Operating profit/(loss)	37		20		(4)		45		(250)		(156)		(4,481)		(296)
Financial and other non-operating items
Interest income	0		4		0		7		1		1	[2]	8	[2]	33	[2]
Interest expense	(7)		(33)		(18)		(73)		(97)		(109)		(398)		(407)
Loss on impairment of investments											0		0		(6)
Share in results from associated companies (net of tax)	(2)		(1)		2		(7)		3		3		0		(22)
Fair value measurement on deconsolidation of VIE											0		509		0
(Loss)/Gain on derivative financial instruments	1		4		0		11		0		0		(3)		(37)
Foreign exchange (loss)/gain	8		(6)		(8)		(9)		1		(4)		(23)		(11)
Reorganization items, net	3,683		(3)		(24)		(12)		(250)		(296)		0		0
Other financial and non-operating items	21		(1)		0		(2)		(12)		(11)	[2]	(43)	[2]	(1)	[2]
Total financial and other non-operating items, net	3,704		(36)		(48)		(85)		(354)		(416)		50		(451)
Loss before income taxes	3,741		(16)		(52)		(40)		(604)		(572)		(4,431)		(747)
Income tax (expense)/benefit	(2)		(2)		(3)		(10)		(11)		0		1		44
(Loss)/profit from continuing operations	3,739		(18)		(55)		(50)		(615)		(572)		(4,430)		(703)
Profit/(loss) after tax from discontinued operations	(33)		2		(31)		2		(76)		(15)		(233)		(519)
Net (loss)/profit	$ 3,706		$ (16)		$ (86)		$ (48)		$ (691)		(587)		(4,663)		(1,222)
Net loss attributable to the parent											(587)		(4,659)		(1,219)
Net loss attributable to the non-controlling interest											0		(3)		(1)
Net loss attributable to the redeemable non-controlling interest											$ 0		$ (1)		$ (2)
Basic(loss)/earnings per share from continuing operations (US dollar)	$ 37.25		$ (0.36)		$ (0.55)		$ (1)		$ (6.13)		$ (5.7)		$ (44.11)		$ (7)
Diluted (loss)/earnings per share from continuing operations (US dollar)	37.25		(0.36)		(0.55)		(1)		(6.13)		(5.7)		(44.11)		(7)
Basic earnings/(loss) per share from discontinued operations (US dollar)	(0.33)		0.04		(0.31)		0.04		(0.75)
Diluted earnings/(loss) per share from discontinued operations (US dollar)	(0.33)		0.04		(0.31)		0.04		(0.75)
Basic (loss)/earnings per share (U.S. dollar)	36.92		(0.32)		(0.86)		(0.96)		(6.88)		(5.85)		(46.43)		(12.18)
Diluted (loss)/earnings per share (U.S. dollar)	$ 36.92		$ (0.32)		$ (0.86)		$ (0.96)		$ (6.88)		$ (5.85)		$ (46.43)		$ (12.18)
Reimbursable revenues
Operating revenues
Reimbursable revenues	$ 4	[1]	$ 9	[1]	$ 9	[1]	$ 21	[1]	$ 26	[1]	$ 35		$ 37		$ 41
Operating expenses
Expenses	(4)		(8)		(8)		(18)		(24)		(32)		(34)		(39)
Other revenues
Operating revenues
Reimbursable revenues	5	[1]	10	[1]	7	[1]	19	[1]	19	[1]	32	[2]	30	[2]	12	[2]
Vessel and rig operating expenses
Operating expenses
Expenses	$ (76)		$ (137)		$ (153)		$ (323)		$ (440)		$ (612)		$ (541)		$ (655)

[1]
Includes revenue received from related parties of $69 million and $46 million for the 3 months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), and of $143 million, $19 million and $142 million for the period from February 23, 2022 through September 30, 2022 (Successor), Period from January 1, 2022 through February 22, 2022 (Predecessor) and for the nine months ended September 30, 2021 (Predecessor), and costs paid to related parties of $0 million and $13 million for the 3 months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), and of $0 million, $3 million and $36 million for the period from February 23, 2022 through September 30, 2022 (Successor), Period from January 1, 2022 through February 22, 2022 (Predecessor) and for the nine months ended September 30, 2021 (Predecessor), respectively. Refer to Note 24 – “Related party transactions” for further details.

[2]	Includes revenue received from related parties of $189 million, $305 million and $333 million and costs paid to related parties of $70 million, $12 million, and $3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 27 – “Related party transactions” for further details.